Bank indebtedness (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings Explanatory [Abstract]
Disclosure of detailed information about borrowings [text block]
	December 31, 2017	December 31, 2016
Revolving credit facility	$210,001	$153,811
Discount on Bankers Acceptances and other fees	(1,023)	(709)
Balance, end of year	$208,978	$153,102